Inventories	12 Months Ended
Dec. 31, 2017
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Inventories

Note 7. Inventories

	2017		2016
Finished products	Ps.	3,691	Ps.	3,209
Raw materials		4,092		3,974
Non strategic spare parts		1,838		2,113
Inventories in transit		1,208		1,207
Packing materials		490		171
Other		45		70

	Ps.	11,364	Ps.	10,744

For the years ended at 2017, 2016 and 2015, the Company recognized write-downs of its inventories for Ps. 185, Ps. 301 and Ps. 199, respectively to net realizable value.

For the years ended at 2017, 2016 and 2015, changes in inventories are comprised as follows and included in the consolidated income statement under the cost of goods sold caption:

	2017		2016		2015
Changes in inventories of finished goods and work in progress	Ps.	21,412	Ps.	18,154	Ps.	20,053
Raw materials and consumables used		80,318		62,534		51,904

Total	Ps.	101,730	Ps.	80,688	Ps.	71,957